Right-of-use assets and lease liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Occupancy expense	$ 40,318	$ 39,858	$ 42,655